Stock Incentive Plans - Schedule of Stock-Based Compensation Expense Related to Stock Options and Restricted Common Stock (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 1,591	$ 3,783	$ 3,022	$ 6,059	$ 25,778	$ 11,194	$ 7,720
Ginkgo Bioworks Holdings, Inc
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense			1,500		1,500	1,000
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense					12,985	5,061	3,204
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 815	$ 1,106	$ 1,534	$ 2,190	$ 12,793	$ 6,133	$ 4,516